Note 18 - Acquisition	9 Months Ended
Jul. 31, 2022
Statement Line Items [Line Items]
Disclosure of business combinations [text block]
18.	Acquisition:

On June 14, 2022, VersaBank signed a definitive agreement to acquire Minnesota-based Stearns Bank Holdingford, N.A. (“SBH”), a privately held, wholly owned subsidiary of Stearns Financial Services Inc. (“SFSI”) based in St. Cloud, Minnesota, for an estimated USD $13.5 million (CAD $17.4 million), subject to adjustment at closing. SBH is a fully operational OCC (Office of the Comptroller of the Currency)-chartered national bank, focused on small business lending, which is expected to add approximately USD $60 million in total assets to VersaBank’s balance sheet, subject to any adjustments at closing. The acquisition is intended to provide VersaBank with access to U.S. deposits to expand the growth of its Receivable Purchase Program business, which VersaBank launched in the U.S. in the prior quarter. Subject to customary closing conditions, including regulatory approval by both the OCC and OSFI, the transaction is anticipated to close before December 31, 2022.